Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net income per Ordinary Share attributable to the Group:
Basic (in USD per share)	$ 1.43	$ 1.37
Diluted (in USD per share)	$ 1.41	$ 1.36